Fair Value Measurements (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Private Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of warrants	$ 1,733,690	$ 233,873	$ 1,132,164		$ 4,131,546	$ 6,575,140
Subscription warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of warrants				$ 4,527,247